Goodwill and Other Intangible Assets (Detail Textuals 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 27		$ 18
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Amortization period			9 years 3 months 18 days
Amortization expenses			$ 18